COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table summarizes future minimum lease payments as of December 31, 2013 (in thousands):
2014	$56
2015	45
Thereafter	–
Total minimum lease payments	$101

Restructuring and Related Costs [Table Text Block]
As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief	Chief
	Executive	Operating
	Officer	Officer
Terminated without cause	$1,727	$909
Terminated, change of control without good reason	1,727	—
Terminated for cause, death, disability and by executive without good reason	363	309